Plant and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 35,233	$ 45,306	$ 56,412